12. STOCKHOLDER'S EQUITY (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrants
Outstanding, beginning	4,980,000	0
Granted	14,161,532	4,980,000
Exercised	0	0
Cancelled	0	0
Outstanding, ending	19,141,532	4,980,000
Weighted Average Exercise Price
Outstanding, beginning	$ 1.75
Granted	$ 1.75	$ 1.75
Exercised
Cancelled
Outstanding, ending	$ 1.75	$ 1.75
Options
Outstanding, beginning	150,000	0
Granted	386,000	150,000
Exercised	0	0
Cancelled	0	0
Outstanding, ending	536,000	150,000
Weighted Average Exercise Price
Outstanding, beginning	$ 1.2
Granted	$ 1	$ 1.2
Exercised
Cancelled
Outstanding, ending	$ 1.06	$ 1.2